Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 91.5%
Aerospace/Defense - 0.5%
Hexcel Corp. (a)	3,737	$203,367
Airlines - 1.1%
JetBlue Airways Corp. (a)	28,659	423,867
Apparel - 1.2%
Capri Holdings Ltd. (a)	4,176	235,151
Urban Outfitters, Inc. (a)	6,029	224,158
		459,309
Auto Parts & Equipment - 3.1%
Adient PLC (a)	7,856	330,973
Dana, Inc.	7,710	186,274
Fox Factory Holding Corp. (a)	1,950	315,003
The Goodyear Tire & Rubber Co. (a)	20,048	314,954
		1,147,204
Banks - 3.9%
CIT Group, Inc. (b)	4,723	227,837
Hancock Whitney Corp.	4,339	189,658
PacWest Bancorp (b)	4,929	196,273
Signature Bank	747	169,547
Synovus Financial Corp.	4,120	168,508
Texas Capital Bancshares, Inc. (a)	5,569	350,736
Webster Financial Corp.	3,555	170,995
		1,473,554
Biotechnology - 2.7%
Arrowhead Pharmaceuticals, Inc. (a)	8,791	609,128
Emergent BioSolutions, Inc. (a)	3,368	221,951
Ligand Pharmaceuticals, Inc. (a)	1,472	167,087
		998,166
Building Materials - 3.0%
Builders FirstSource, Inc. (a)	3,878	172,571
Lennox International, Inc.	2,848	938,217
		1,110,788
Chemicals - 3.8%
Olin Corp.	11,124	523,162
The Chemours Co.	10,958	364,354
Valvoline, Inc.	17,680	542,422
		1,429,938
Commercial Services - 10.6%
Avis Budget Group, Inc. (a)(b)	7,566	626,238
H&R Block, Inc.	17,506	429,772
HealthEquity, Inc. (a)	2,419	178,958
LiveRamp Holdings, Inc. (a)	6,771	270,908
Paylocity Holding Corp. (a)	1,542	319,903
Progyny, Inc. (a)	5,691	316,932
R1 RCM, Inc. (a)(b)	8,628	184,725
Sabre Corp. (a)(b)	48,478	571,556
Strategic Education, Inc.	933	73,977
The Brink's Co.	5,807	446,907
WEX, Inc. (a)(b)	1,521	288,579
WW International, Inc. (a)	8,617	264,887
		3,973,342
Computers - 1.6%
NCR Corp. (a)	9,571	424,952
Science Applications International Corp.	1,952	170,410
		595,362
Cosmetics/Personal Care - 1.0%
Coty, Inc. (a)	44,712	390,336
Distribution/Wholesale - 1.3%
Avient Corp.	4,690	227,559
IAA, Inc. (a)	4,484	271,192
		498,751
Diversified Financial Services - 2.6%
Alliance Data Systems Corp.	4,483	418,040
Interactive Brokers Group, Inc.	4,346	268,843
LendingTree, Inc. (a)(b)	486	94,877
Navient Corp.	9,148	186,894
		968,654
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc. (b)	4,116	176,371
Electronics - 1.5%
II-VI, Inc. (a)(b)	7,933	553,803
Energy-Alternate Sources - 5.1%
First Solar, Inc. (a)(b)	2,669	229,641
SolarEdge Technologies, Inc. (a)(b)	3,171	822,811
Sunrun, Inc. (a)(b)	15,738	833,642
		1,886,094
Engineering & Construction - 0.9%
Dycom Industries, Inc. (a)(b)	2,247	155,942
Fluor Corp. (a)(b)	10,106	168,366
		324,308
Entertainment - 4.9%
Churchill Downs, Inc.	2,437	452,795
Cinemark Holdings, Inc. (a)(b)	21,778	338,212
Scientific Games Corp. (a)(b)	9,189	567,053
Six Flags Entertainment Corp. (a)	11,777	489,334
		1,847,394
Gas - 0.3%
New Jersey Resources Corp.	3,278	126,269
Healthcare-Products - 4.9%
Haemonetics Corp. (a)	4,888	297,142
LivaNova PLC (a)	1,960	169,148
NuVasive, Inc. (a)	1,941	124,127
Penumbra, Inc. (a)	1,032	274,749
Quidel Corp. (a)	2,207	312,224
Repligen Corp. (a)	1,719	422,358
STAAR Surgical Co. (a)(b)	1,661	212,475
STERIS PLC	1	218
		1,812,441
Healthcare-Services - 0.7%
Tenet Healthcare Corp. (a)	3,757	269,903
Home Builders - 1.3%
KB Home	4,117	174,725
Taylor Morrison Home Corp. (a)	11,951	320,526
		495,251
Home Furnishings - 0.8%
Herman Miller, Inc. (b)	6,660	287,379
Insurance - 1.3%
Brighthouse Financial, Inc. (a)	7,949	342,284
Kinsale Capital Group, Inc. (b)	789	140,951
		483,235
Internet - 1.6%
TripAdvisor, Inc. (a)	10,795	409,670
YELP, Inc. (a)	5,228	195,527
		605,197
Iron/Steel - 3.7%
Cleveland-Cliffs, Inc. (a)(b)	35,788	894,700
United States Steel Corp.	18,861	499,439
		1,394,139
Leisure Time - 1.2%
Harley-Davidson, Inc. (b)	10,823	428,807
Lodging - 2.5%
Boyd Gaming Corp. (a)	2,892	164,844
Travel + Leisure Co.	10,246	530,743
Wyndham Hotels & Resorts, Inc.	3,547	255,597
		951,184
Machinery-Construction & Mining - 0.5%
Terex Corp.	3,654	175,100
Media - 1.0%
Cable One, Inc.	191	360,606
Mining - 0.5%
Compass Minerals International, Inc.	2,797	191,762
Miscellaneous Manufacturing - 2.6%
Axon Enterprise, Inc. (a)	4,654	865,737
Trinity Industries, Inc.	3,315	89,870
		955,607
Oil & Gas - 2.2%
Cimarex Energy Co.	2,779	181,191
CNX Resources Corp. (a)(b)	14,723	178,148
EQT Corp. (a)(b)	9,263	170,347
Murphy Oil Corp.	12,921	280,515
		810,201
Oil & Gas Services - 1.1%
ChampionX Corp. (a)	17,788	413,393
Packaging & Containers - 0.3%
Silgan Holdings, Inc.	2,814	114,023
Pipelines - 0.5%
Antero Midstream Corp. (b)	20,643	196,108
Retail - 6.5%
American Eagle Outfitters, Inc. (b)	5,379	185,414
Cracker Barrel Old Country Store, Inc.	949	129,235
Jack in the Box, Inc.	2,196	239,057
Kohl's Corp.	4,278	217,322
Nordstrom, Inc. (a)	15,665	518,512
Nu Skin Enterprises, Inc. - Class A	3,100	166,439
Papa John's International, Inc. (b)	2,182	249,010
The Wendy's Co.	6,969	161,750
Wingstop, Inc.	2,008	343,990
World Fuel Services Corp.	6,518	224,610
		2,435,339
Savings & Loans - 0.5%
Sterling Bancorp	8,453	183,515
Semiconductors - 3.0%
Amkor Technology, Inc.	10,555	260,075
Brooks Automation, Inc.	2,147	191,104
Cree, Inc. (a)(b)	7,138	662,121
		1,113,300
Software - 1.3%
Teradata Corp. (a)	10,096	501,367
Toys/Games/Hobbies - 0.7%
Mattel, Inc. (a)(b)	11,649	253,016
Transportation - 1.3%
XPO Logistics, Inc. (a)	3,396	470,991
Trucking & Leasing - 0.3%
GATX Corp. (b)	1,359	125,368
Water - 1.5%
Essential Utilities, Inc.	11,541	566,894
TOTAL COMMON STOCKS (Cost $33,708,088)		34,181,003

REAL ESTATE INVESTMENT TRUSTS - 8.5%
Apartment Income REIT Corp.	5,144	270,780
Brixmor Property Group, Inc.	8,802	202,622
EPR Properties	5,170	260,051
Medical Properties Trust, Inc.	19,692	414,123
National Storage Affiliates Trust	2,200	119,174
Park Hotels & Resorts, Inc. (a)	19,770	365,745
Pebblebrook Hotel Trust	9,879	222,179
Rayonier, Inc.	5,449	205,482
Rexford Industrial Realty, Inc.	4,439	273,087
The Macerich Co. (b)	24,560	400,328
SL Green Realty Corp.	3,091	230,156
Urban Edge Properties	11,028	209,532
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,203,608)		3,173,259

SHORT-TERM INVESTMENTS - 23.0%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$20,295	20,295
TOTAL SHORT-TERM INVESTMENTS (Cost $20,295)		20,295

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.0%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	8,580,003	8,580,003
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,580,003)		8,580,003

Total Investments (Cost $45,511,994) - 123.0%		45,954,560
Liabilities in Excess of Other Assets - (23.0)%		(8,589,416)
TOTAL NET ASSETS - 100.0%		$37,365,144

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $8,317,553 or 22.3% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 34,181,003	$ -	$ -	$ -	$ 34,181,003
Real Estate Investment Trusts	3,173,259	-	-	-	3,173,259
Short-Term Investments	20,295	-	-	-	20,295
Investments Purchased with Proceeds from Securities Lending	-	-	-	8,580,003	8,580,003
Total Investments in Securities	$ 37,374,557	$ -	$ -	$ 8,580,003	$ 45,954,560
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.